TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS
AND NOTES -- 7.7%
--------------------------------------------------------------------------------
Georgia State,
  6.00% due 7/01/02                                   $ 7,810        $ 7,891,725
Iowa State School, Cash
  Anticipation Program
  2.25% due 1/30/03                                     5,000          5,034,739
Iowa State School, Cash
  Anticipation Program,
  3.75% due 6/21/02                                    12,000         12,039,434
Clark County, Nevada,
  3.00% due 10/02/02                                    5,250          5,299,059
Jefferson County,
  Colorado,
  School District,
  3.50% due 6/28/02                                    25,000         25,081,787
Medina, Ohio, City
  School District,
  6.20% due 12/01/02                                    2,100          2,214,694
New Brunswick,
  New Jersey,
  2.40% due 8/21/02                                    13,300         13,331,100
South Carolina Public
  Service Authority,
  3.50% due 7/01/02                                     5,505          5,523,082
South Carolina Public
  Service Authority,
  6.50% due 7/01/02                                     5,045          5,226,979
South Carolina State,
  3.00% due 1/01/03                                     7,625          7,722,844
Trenton, New Jersey,
  2.60% due 10/18/02                                   11,619         11,651,238
                                                                    ------------
                                                                     101,016,681
                                                                    ------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 10.2%
--------------------------------------------------------------------------------
California Housing Finance,
  AMT, Agency Revenue,
  2.67% due 8/01/02                                     4,515          4,515,000
Colorado Health Facilities
  Authority Revenue,
  4.00% due 9/01/02                                     5,895          5,945,120
East Brunswick, New Jersey,
  2.75% due 1/03/03                                    20,929         21,115,969
Essex County, New Jersey,
  Utilities Authority,
  5.15% due 11/27/02                                    6,864          7,008,519
Florida State, Board of
  Education Lottery
  Revenue,
  4.50% due 7/01/02                                     4,400          4,445,923
Florida State Department

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
  Environment Protection,
  FGIC,
  5.25% due 7/01/02                               $     5,575        $ 5,626,289
Indiana Board,
  2.25% due 1/22/03                                    20,000         20,105,930
Indianapolis, Indiana,
  Local Public Improvement
  Board,
  2.40% due 7/09/02                                     6,000          6,017,346
Louisiana State, Deep Water
  Port Revenue,
  5.50% due 6/01/02                                    12,000         12,085,089
Michigan Municipal
  Bond Authority,
  4.00% due 4/11/02                                    22,600         22,624,485
Puerto Rico Commonwealth,
  3.00% due 7/30/02                                     3,000          3,010,644
Purdue University, Indiana,
  University Revenue,
  3.00% due 7/01/02                                    10,065         10,121,134
Watchung, New Jersey
  3.00% due 8/15/02                                    10,000         10,049,732
                                                                    ------------
                                                                     132,671,180
                                                                    ------------

BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- 18.2%
--------------------------------------------------------------------------------
Clark County, Washington
  Public Utility District,
  BANs,
  4.00% due 3/26/02                                    10,000         10,005,103
Howard County, Maryland,
  BANs
  4.00% due 4/15/02                                    12,500         12,514,310
Jersey City, New Jersey,
  BANs,
  2.50% due 1/10/03                                     9,360          9,407,547
Knoxville, Tennessee,
  BANs
  3.50% due 6/01/02                                    20,000         20,053,011
Maine State, BANs,
  2.25% due 6/26/02                                     2,400          2,404,576
Maplewood Township,
  New Jersey, BANs,
  2.75% due 1/22/03                                     2,800          2,827,149
Mercer County, New Jersey,
  BANs,
  2.65% due 11/20/02                                   30,000         30,170,367
Newark, New Jersey,
  BANs,
  3.40% due 10/01/02                                    6,650          6,689,995
Newark, New Jersey,
  BANs,
  3.50% due 11/01/02                                    8,252          8,311,137

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- (CONT'D)
--------------------------------------------------------------------------------
Passaic County, New Jersey,
  BANs
  3.40% due 6/14/02                               $    20,144        $20,180,623
Saddle Brook Township,
  New Jersey,
  BANs,
  2.60% due 2/07/03                                     6,306          6,366,850
Salem, Massachusetts,
  BANs,
  2.25% due 1/16/03                                    30,000         30,155,725
Summit County, Ohio,
  BANs
  3.50% due 5/30/02                                     4,200          4,205,530
Texas State, TRANs,
  3.75% due 8/29/02                                    41,250         41,580,517
Trenton, New Jersey,
  BANs,
  2.70% due 10/18/02                                   19,460         19,522,783
West Jordan, Utah,
  TRANs,
  2.85% due 6/28/02                                     6,500          6,508,228
Winslow Township,
  New Jersey,
  BANs,
  2.33% due 1/31/03                                     5,967          6,001,597
                                                                    ------------
                                                                     236,905,048
                                                                    ------------

VARIABLE RATE DEMAND NOTES* -- 63.3%
--------------------------------------------------------------------------------
ABN-Amro Leasetops
  Certificates Trust,
  due 10/01/05                                          2,573          2,573,494
ABN-Amro Munitops
  Certificates Trust,
  due 3/07/07                                           4,000          4,000,000
ABN-Amro Munitops
  Certificates Trust,
  AMT,
  due 4/05/06                                          10,000         10,000,000
ABN-Amro Munitops
  Certificates Trust, AMT,
  due 7/05/06                                           9,000          9,000,000
ABN-Amro Munitops
  Certificates Trust, AMT,
  due 5/07/08                                          15,000         15,000,000
Adams County, Colorado,
  Industrial Development
  Revenue,
  due 12/01/15                                          2,000          2,000,000

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Alaska State Housing
  Finance Corp., AMT,
  due 6/01/07                                      $    23,630       $23,630,000
Ascension, Louisiana,
  Revenue, AMT,
  due 12/01/27                                           2,000         2,000,000
Berea, Kentucky, Education
  Facilities Revenue,
  due 6/01/31                                            4,450         4,450,000
Brooks County, Georgia,
  Development Authority
  Revenue,
  due 3/01/18                                            2,000         2,000,000
California Housing Finance
  Agency Revenue,
  due 8/01/31                                           14,200        14,200,000
California Student Loan,
  AMT,
  due 12/01/25                                           5,000         5,000,000
Carrollton, Georgia, Payroll
  Development Authority,
  due 3/01/15                                            1,450         1,450,000
Carthage, Missouri,
  Industrial Development
  Authority Revenue,
  due 4/01/07                                            2,000         2,000,000
Carthage, Missouri, Industrial
  Development Authority
  Revenue, AMT,
  due 9/01/30                                            2,000         2,000,000
Chesterfield County, Virginia,
  Industrial Development,
  due 2/01/03                                            1,400         1,400,000
Chicago, Illinois,
  due 1/01/23                                           27,146        27,146,000
Chicago, Illinois, Gas Supply
  Revenue,
  due 3/01/30                                            5,000         5,000,000
Chicago, Illinois, Midway
  Airport Revenue, AMT,
  due 1/01/29                                            8,800         8,800,000
Chicago, Illinois, O'Hare
  International Airport
  Revenue,
  due 7/01/10                                           17,150        17,150,000
Clark County, Nevada,
  Airport Revenue, AMT,
  due 7/01/28                                           19,500        19,500,000
Clarksville, Arizona,
  Industrial Development
  Revenue, AMT,
  due 8/01/13                                            2,025         2,025,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Colorado Health Facilities
  Authority Revenue,
  due 6/01/21                                     $     7,525        $ 7,525,000
Colorado Housing and
  Finance Authority,
  due 10/15/16                                          5,500          5,500,000
Columbus, Georgia, Housing
  Authority Revenue,
  due 11/01/17                                            750            750,000
Davidson County, North
  Carolina, Industrial
  Facilities,
  due 7/01/20                                           2,140          2,140,000
De Kalb County, Georgia,
  Development Authority,
  due 8/01/05                                           1,500          1,500,000
De Kalb County, Georgia,
  Development Authority,
  due 2/01/18                                           1,100          1,100,000
Delaware State Economic
  Development Authority,
  due 12/01/15                                         19,600         19,600,000
Delaware State Economic
  Development Authority,
  due 12/01/15                                         20,670         20,670,000
Delaware State Economic
  Development Authority,
  due 7/01/28                                          24,400         24,400,000
Director State, Nevada,
  Department of Business,
  AMT, due 8/01/20                                        775            775,000
Director State, Nevada,
  Department of Business,
  AMT,
  due 12/01/26                                          6,250          6,250,000
Du Page County, Illinois,
  due 4/01/30                                          10,000         10,000,000
Everett, Washington,
  due 12/01/21                                          2,600          2,600,000
FAC Municipal Trust,
  due 12/15/14                                          4,155          4,155,000
Forsyth County, Georgia,
  Industrial Development
  Revenue, AMT,
  due 1/01/07                                           2,000          2,000,000
Fulton County, Georgia,
  Development Authority
  Revenue,
  due 12/01/12                                          2,000          2,000,000
Fulton County, Georgia,
  Development Authority
  Revenue,
  due 2/01/18                                           1,900          1,900,000

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Georgia Municipal Gas
  Authority,
  due 1/01/08                                      $    26,650       $26,650,000
Gordon County, Georgia,
  Industrial Development
  Authority Revenue, AMT,
  due 8/01/17                                            1,000         1,000,000
Gulf Breeze, Florida,
  Revenue,
  due 3/31/21                                            1,390         1,390,000
Gwinnett County, Georgia,
  Industrial Development
  Revenue,
  due 3/01/17                                              235           235,000
Gwinnett County, Georgia,
  Hospital Authority
  Revenue,
  due 7/01/32                                           10,000        10,000,000
Harris County, Texas, Health
  Facilities Development
  Corp, Hospital Revenue,
  due 12/01/26                                          10,000        10,000,000
Hawkins County, Tennessee,
  Industrial Development
  Board,
  due 10/01/27                                           1,450         1,450,000
Henrico County, Virginia,
  Industrial Development
  Authority,
  due 8/01/23                                              180           180,000
Hillsborough County,
  Florida, School Board,
  due 1/01/12                                            7,000         7,000,000
Illinois Development
  Finance Authority
  Revenue,
  due 11/15/24                                          21,000        21,000,000
Illinois Educational Facilities
  Authority Revenue,
  due 1/01/28                                            8,800         8,800,000
Illinois Health Facilities
  Authority Revenue,
  due 8/15/09                                           22,700        22,700,000
Illinois State,
  due 11/01/16                                          10,450        10,450,000
Indiana Health Facilities
  Finance Authority
  Hospital Revenue,
  due 3/01/30                                              300           300,000
Koch Certificates Trust,
  due 12/13/02                                           2,820         2,819,734
Louisa, Virginia, Industrial
  Development Authority,
  AMT, due 3/01/31                                       7,000         7,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Madison, Wisconsin,
  Community Development
  Authority,
  due 6/01/22                                      $     1,010       $ 1,010,000
Maine Health and Higher
  Educational Facilities,
  due 7/01/19                                            2,860         2,860,000
Marshfield, Wisconsin,
  Industrial Development
  Revenue,
  due 12/01/14                                           2,500         2,500,000
Massachusetts State
  Industrial Finance Agency,
  due 11/01/25                                           1,935         1,935,000
Michigan State,
  due 9/15/28                                           25,000        25,000,000
Minneapolis, Minnesota,
  due 12/01/05                                           1,335         1,335,000
Minneapolis & St Paul,
  Minnesota, Airport
  Revenue,
  due 1/01/25                                            9,410         9,410,000
Minnesota State, Housing
  Finance Agency,
  due 1/01/21                                           11,500        11,500,000
Minnetonka, Minnesota,
  Multi-Family Housing
  Revenue,
  due 11/15/31                                           5,000         5,000,000
Missouri State Health and
  Educational Facilities
  Revenue,
  due 7/01/28                                            3,400         3,400,000
Missouri State Health and
  Educational Facilities
  Revenue,
  due 3/01/40                                            7,300         7,300,000
Moorhead, Minnesota, Solid
  Waste Disposal, AMT,
  due 4/01/12                                            3,000         3,000,000
Morristown, Tennessee,
  Industrial Development
  Board, AMT,
  due 2/01/15                                            4,250         4,250,000
Municipal Securities Trust
  Certificates,
  due 8/24/11                                           13,350        13,350,000
Municipal Electric Authority,
  Georgia
  due 3/01/20                                           18,625        18,625,000
Nash County, North
  Carolina,
  due 12/01/14                                           1,000         1,000,000

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
New Hampshire, Health
  and Education,
  Facilities Authority
  Revenue,
  due 8/01/31                                      $    39,230       $39,230,000
New Hanover County,
  North Carolina,
  due 3/01/14                                            2,250         2,250,000
New Hanover County,
  North Carolina,
  due 3/01/15                                            2,250         2,250,000
New Hanover County,
  North Carolina,
  due 3/01/16                                            2,250         2,250,000
New Jersey, Economic
  Development Authority,
  due 7/01/07                                           10,995        10,995,000
New Jersey Economic
  Development Authority,
  AMT,
  due 1/01/26                                           17,600        17,600,000
New Jersey Economic
  Development Authority,
  Natural Gas Facilities
  Revenue, AMT,
  due 4/01/33                                           10,600        10,600,000
New Jersey, State
  Transportation Trust Fund
  Authority,
  due 2/15/05                                           17,020        17,020,000
New York, New York,
  1.15% due 8/15/23                                      6,500         6,500,000
Newport Beach, California,
  due 12/01/29                                          16,600        16,600,000
Oklahoma Finance
  Authority Revenue,
  due 1/01/30                                            2,280         2,280,000
Orange County, Florida,
  Industrial Development
  Authority,
  due 1/01/11                                              350           350,000
Peoria, Illinois, Health Care
  Facilities Revenue,
  due 5/01/17                                            1,050         1,050,000
Pennsylvania State,
  due 12/01/08                                           6,745         6,745,000
Petersburg, Indiana, Pollution
  Control Revenue,
  due 1/01/23                                            3,500         3,500,000
Pleasants County, West
  Virginia, Pollution Control
  Revenue,
  due 12/01/20                                           8,500         8,500,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 2002
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Puerto Rico
  Commonwealth
  Infrastructure,
  due 10/01/32                                     $     2,800       $ 2,800,000
Red Bay, Alabama, Industrial
  Development Board
  Revenue,
  due 11/01/10                                           3,400         3,400,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 5/01/05                                            1,000         1,000,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 11/01/05                                           2,120         2,120,000
Roswell, Georgia, Multi-
  Family Housing Authority,
  due 8/01/27                                            2,500         2,500,000
Saint Charles Parish,
  Louisiana, Pollution
  Control Revenue,
  due 3/01/24                                           10,400        10,400,000
San Antonio, Texas, Water
  Revenue,
  due 5/15/26                                            7,000         7,000,000
Sevier County, Tennessee,
  Public Building Authority,
  due 6/01/17                                            1,300         1,300,000
South Carolina, Education
  Facilities Authority,
  due 12/01/22                                          10,000        10,000,000
South Carolina, Jobs
  Economic Development
  Authority,
  due 12/01/31                                          25,000        25,000,000
Splendora Texas, Higher
  Education Facilities,
  due 1/01/17                                            3,500         3,500,000
St Louis, Missouri, Industrial
  Development Authority,
  AMT,
  due 12/01/31                                           3,100         3,100,000
Tarrant County, Texas,
  Health Facilities
  Development,
  due 11/15/26                                             915           915,000
Tennessee, Housing
  Development Agency,
  due 7/01/04                                            5,250         5,250,000
Tipton, Indiana, Economic
  Development Revenue,
   AMT, due 7/01/22                                        975           975,000
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/01/11                                           1,000         1,000,000

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/11/11                                     $     1,000       $ 1,000,000
Valdez, Alaska, Marine
  Terminal Revenue,
  due 8/01/25                                            4,000         4,000,000
Virginia College Building
  Authority,
  due 9/01/07                                            4,995         4,995,000
Walton County, Georgia,
  Industrial Building
  Authority,
  due 10/01/17                                           2,300         2,300,000
Washington State, Public
  Power Supply,
  due 1/01/05                                            6,200         6,200,000
Washington State, Public
  Power Supply,
  due 7/01/07                                            9,600         9,600,000
Washington State, Housing
  Finance Community,
  Single Family Mortgage,
  AMT, due 3/01/02                                      30,265        30,265,000
Winchester, Kentucky,
  Industrial Building, AMT,
  due 10/01/18                                           2,400         2,400,000
                                                                  --------------
                                                                     824,379,228
                                                                  --------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                      99.4%    $1,294,972,137
OTHER ASSETS,
  LESS LIABILITIES                                        0.6          7,443,694
                                                        -----     --------------
NET ASSETS                                              100.0%    $1,302,415,831
                                                        =====     ==============

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost and value (Note 1A)                $1,294,972,137
Cash                                                                     296,251
Interest receivable                                                    7,345,187
--------------------------------------------------------------------------------
  Total assets                                                     1,302,613,575
--------------------------------------------------------------------------------
LIABILITIES:
Management fees payable (Note 2)                                         117,768
Accrued expenses and other liabilities                                    79,976
--------------------------------------------------------------------------------
  Total liabilities                                                      197,744
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,302,415,831
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,302,415,831
================================================================================



TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                           $10,223,565
EXPENSES
Investment Advisory fees (Note 2)                    $604,722
Management fees (Note 2)                              412,105
Administrative fees (Note 2)                          151,181
Custody and fund accounting fees                      122,818
Legal fees                                             21,111
Trustees' fees                                          2,812
Miscellaneous                                           2,765
--------------------------------------------------------------------------------
  Total expenses                                    1,317,514
Less: aggregate amounts waived by
  Investment Adviser, Administrator and
  Management (Note 2)                                (546,481)
Less: fees paid indirectly (Note 1D)                   (8,351)
--------------------------------------------------------------------------------
  Net expenses                                                           762,682
--------------------------------------------------------------------------------
Net investment income                                                  9,460,883
NET REALIZED GAIN ON INVESTMENTS                                          17,647
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 9,478,530
================================================================================
See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
                                               FEBRUARY 28, 2002   YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 2001
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                         $    9,460,883    $    25,817,040
Net realized gain/loss on investments                 17,647            (16,350)
--------------------------------------------------------------------------------
Increase in net assets from operations             9,478,530         25,800,690
CAPITAL TRANSACTIONS:
Proceeds from contributions                    1,350,111,866      2,375,773,926
Value of withdrawals                            (809,553,670)    (2,324,687,811)
--------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                           540,558,196         51,086,115
NET INCREASE IN NET ASSETS                       550,036,726         76,886,805
NET ASSETS:
Beginning of period                              752,379,105        675,492,300
--------------------------------------------------------------------------------
End of period                                 $1,302,415,831   $    752,379,105
================================================================================



TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                             SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                            FEBRUARY 28, 2002  -------------------------------------------------------
                                (Unaudited)      2001        2000       1999        1998        1997
======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)               $1,302,416     $752,379    $675,492   $657,120    $723,858    $483,630
Ratio of expenses to
  average net assets                 0.15%*       0.15%       0.15%      0.15%       0.15%       0.19%
Ratio of net investment
  income to average
  net assets                         1.86%*       3.48%       3.77%      3.11%       3.53%       3.46%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                         0.26%*       0.29%       0.29%      0.29%       0.29%       0.31%
Net investment income to
  average net assets                 1.75%*       3.34%       3.63%      2.98%       3.39%       3.35%
======================================================================================================
* Annualized

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Manager.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.


2. INVESTMENT ADVISORY/ADMINISTRATIVE/MANAGEMENT FEES The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $604,722, of which $229,316 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund's average daily net assets. The administrative fees amounted to $151,181, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001.

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $412,105, of which $165,984 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.20% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $3,045,600,021 and $2,520,517,976, respectively, for the six months ended February 28, 2002.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 2002, for federal income tax purposes, amounted to $1,294,972,137.

5. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Portfolio was $610. Since the line of credit was established, there have been no borrowings.

20